Capital Risk Management (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Capital Risk Management
Derivative financial instruments-current asset		$ (372)	$ (4,615)	[1]	$ (577)	[1]
Derivative financial instruments-non-current asset	[1]		(5,116)		(6,038)
Borrowings-current liability		109,822	440,389	[1]	132,102	[1]
Borrowings-non-current liability		1,236,202	925,411	[1]	1,409,734	[1]
Lease liabilities - current portion		472
Lease liabilities -non-current portion		414
Derivative financial instruments, current liability		2,607	1,253	[1]	269	[1]
Derivative financial instruments, non-current liability		6,688	3,543	[1]
Total indebtedness		1,355,833	1,360,865
Total assets		$ 2,396,944	$ 2,696,209	[1]	$ 2,732,375	[1]
Total indebtedness/total assets		56.60%	50.50%

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).